S-K 1602(a)(3) Forepart, Sponsor Compensation	Feb. 12, 2026 USD ($) $ / shares shares
Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities per Share | $ / shares	$ 0.002
Sponsor [Member] | Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	12,321,429
Aeon Group E.K. [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 20,000
Aeon Group E.K. [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	12,321,429	[1],[2],[3]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Aeon Group E.K. [Member] | Private Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	300,000	[4]
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,000,000
Aeon Group E.K. [Member] | Private Placement Unit Restricted Class A Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	675,000	[4]
Aeon Group E.K. [Member] | Loan [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 450,000
Aeon Group E.K. [Member] | Working Capital Loans [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000	[5]
Nikolaos Kiosses [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	25,000	[6]
Peter Rawlings [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	25,000	[6]
Darius Gudelis [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	25,000	[6]
Suliaman Cisse [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	25,000	[6]

[1]	If we increase or decrease the size of this offering we will effect a capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares held by our Sponsor immediately prior to the consummation of the offering in such amount as to maintain the number of founder shares at 30% of the issued and outstanding ordinary shares upon the consummation of this offering. Our public shareholders may incur material dilution due to such anti-dilution adjustments that result in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion or additional Class B ordinary shares.
[2]	See “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially”; see also “ — Risks Relating to our Sponsor and Management Team — Since our sponsor, officers and directors, and any other holders of our founder shares will lose their entire investment in us if our initial business combination is not completed; because our sponsors, officers and directors and any other holder of our founder shares directly or indirectly may profit substantially from a business combination as a result of their ownership of founder shares even under circumstances where our public shareholders would experience losses in connection with their investment; and because our sponsor will be issued restricted Class A shares (which would vest only upon the consummation of our initial business combination) at no additional cost (i.e., as a “sweetener”), a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination, including in connection with the shareholder vote in respect thereto” and “Risk Factors - Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination and Post-Business Combination Risks- We are subject to legal proceedings that may result in claims against us and/or the funds held in the trust account.”
[3]	The Class B ordinary shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.002 per share at which our sponsor purchased the Class B ordinary shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. See “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially”, “— Risks Relating to our Securities — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “— Our initial shareholders, either directly or indirectly, paid an aggregate of $25,000, or approximately $0.002 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares” and “— Unlike many other similarly structured blank check companies, our initial shareholders and their permitted transferees will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination”.
[4]	Our sponsor will purchase 975,000 private placement securities, consisting of (a) 300,000 private placement units and (b) 675,000 restricted Class A shares, for an aggregate purchase price of $3,000,000. Our management team, our advisors and their affiliates are the members of our sponsor.
[5]	After the completion of this offering, our board of directors may approve Working Capital Loans for the purpose of funding working capital, which loans may be converted into our shares or warrants. The $10.00 price of the Class A ordinary shares issuable upon conversion of working capital loans may be significantly less than the market price of our shares at that time. See also “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially”, “— Risks Relating to our Securities — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “— Our initial shareholders, either directly or indirectly, paid an aggregate of $25,000, or approximately $0.002 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares” and “— Unlike many other similarly structured blank check companies, our initial shareholders and their permitted transferees will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination”.
[6]	These shares are held directly by certain of our directors. The directors will have the ability to vote and dispose of the shares, subject to applicable transfer restrictions. The founder shares transferred to our independent director nominees will not be subject to forfeiture in the event the underwriter’s over-allotment option is not exercised.